UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:       Digital Century Capital LLC
Address:    660 Madison Avenue, 14th Floor
            New York, New York  10021

13F File Number: 28-05245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Rajiv J. Chaudhri
Title:     Managing Member
Phone:     (212) 821-1809


Signature, Place and Date of Signing:


/s/ Rajiv J. Chaudhri            New York, New York           August 14, 2009
-----------------------     --------------------------     ---------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     25

Form 13F Information Table Value Total:   $61,841
                                         (thousands)


List of Other Included Managers:   None

                                                     FORM 13F INFORMATION TABLE
                                                             June 30, 2009

COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
--------------              --------------      ---------  --------  --------------------   ----------  --------  ------------------
                                                            VALUE     SHRS OR   SH/  PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS       CUSIP     (X$1000)   PRN AMT   PRN  CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------              --------------      ---------  --------  ---------  ---  ----   ----------  --------  ----  ------  ----
ADOBE SYS INC                  COM              00724F101    1,486     52,500                  SOLE               SOLE
AKAMAI TECHNOLOGIES INC        COM              00971T101    2,819    147,000                  SOLE               SOLE
AMDOCS LTD                     ORD              G02602103    1,448     67,500                  SOLE               SOLE
APPLIED MATLS INC              COM              038222105    1,442    131,000                  SOLE               SOLE
AUTODESK INC                   COM              052769106    1,291     68,000                  SOLE               SOLE
BROADCOM CORP                  CL A             111320107    1,832     73,900                  SOLE               SOLE
CLAYMORE EXCHANGE TRADED FD    MAC GLOB SOLAR   18383M621    3,525    369,500                  SOLE               SOLE
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    3,030    113,500                  SOLE               SOLE
CORNING INC                    COM              219350105    2,820    175,600                  SOLE               SOLE
EBAY INC                       COM              278642103    1,465     85,500                  SOLE               SOLE
ERICSSON L M TEL CO            ADR B SEK 10     294821608    2,567    262,500                  SOLE               SOLE
FIRST SOLAR INC                COM              336433107    1,857     11,450                  SOLE               SOLE
GOOGLE INC                     CL A             38259P508    1,623      3,850                  SOLE               SOLE
LDK SOLAR CO LTD               SPONSORED ADR    50183L107    3,096    274,500                  SOLE               SOLE
MEMC ELECTR MATLS INC          COM              552715104    2,956    166,000                  SOLE               SOLE
RED HAT INC                    COM              756577102      765     38,000                  SOLE               SOLE
RESEARCH IN MOTION LTD         COM              760975102    2,879     40,500                  SOLE               SOLE
SALESFORCE COM INC             COM              79466L302    2,405     63,000                  SOLE               SOLE
SANDISK CORP                   COM              80004C101    4,498    306,000                  SOLE               SOLE
SATYAM COMPUTER SERVICES LTD   ADR              804098101    4,167  1,340,000                  SOLE               SOLE
SEAGATE TECHNOLOGY             SHS              G7945J104    3,237    309,500                  SOLE               SOLE
SUNPOWER CORP                  COM CL A         867652109    1,402     52,700                  SOLE               SOLE
SUNTECH PWR HLDGS CO LTD       ADR              86800C104    2,750    154,000                  SOLE               SOLE
TERADYNE INC                   COM              880770102    3,499    510,000                  SOLE               SOLE
TIVO INC                       COM              888706108    2,982    284,500                  SOLE               SOLE















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